Property, Plant and Equipment - Self Constructed PP&E and Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Property, plant and equipment	€ 2,324,107	€ 2,159,545	€ 1,951,983
Self-constructed property, plant and equipment
Property, Plant and Equipment
Property, plant and equipment	€ 85,691	€ 102,229